Costs - Payroll and related costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs
Wages and salaries	€ 2,311	€ 2,182	€ 2,193
Social security contributions	465	455	458
Cost related to employee benefit plans	174	165	102
Other costs	194	204	239
Payroll and related costs gross	3,144	3,006	2,992
Capitalized direct costs associated with self-constructed assets - tangible assets	(120)	(111)	(118)
Capitalized direct costs associated with self-constructed assets - intangible assets	(9)	(7)	(11)
Payroll and related costs	€ 3,015	€ 2,888	€ 2,863